Business Acquisition (Details Textual)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2012 GBP (£)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Jan. 04, 2012 USD ($)	Jan. 04, 2012 GBP (£)
Business Acquisition (Textual)
Purchase price										$ 597,660
Cash for the acquisition of Sight Science Limited										310,660	200,000
Cash paid at closing							155,330	100,000
Cash to be paid to the Sight Science shareholders on the one-year anniversary of the closing										155,330	100,000
Pre-split restricted shares subject of lock-up agreements	95,667	95,667
Post-split restricted shares subject of lock-up agreements	14,350,000	14,350,000
Restricted shares value	287,000	184,768
Negative Goodwill on Acquisition of Subsidiary						(66,394)	(66,394)
Transaction costs in connection with the acquisition							18,285
Business acquisition, pro forma revenue									1,001,624
Business acquisition, pro forma net loss									(4,743,324)
Business acquisition, pro forma net loss per share									$ (0.896)
Deferred consideration other liabilities, current							$ 161,530